Dividends on ordinary shares (Tables)	6 Months Ended
Jun. 30, 2023
Dividends [Abstract]
Dividends on ordinary shares and preference shares

	Half year ended 30.06.23	Half year ended 30.06.22

Dividends paid during the period	£m	£m
Ordinary shares	700	200
Preference shares	19	15
Total	719	215